Income Taxes (Details) - Schedule of income tax expenses comprise ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Schedule of income tax expenses comprise [Abstract]
Current income tax expense	¥ 5,459	$ 837	¥ 6,814	¥ 4,540
Deferred income tax expense (benefit)	1,945	298	(191)	87
Income tax expenses	¥ 7,404	$ 1,135	¥ 6,623	¥ 4,627